Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value

The following table presents information about the Company’s assets that are measured at fair value as of June 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2026	December 31, 2025
Assets:
Cash and investments held in Trust Account	1	$233,097,832	$—

Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants	The following table presents the quantitative information regarding Level 3 market assumptions used in the valuation of the public warrants:
February 12, 2026
Volatility	20.0%
Risk-free rate	3.7%
Dividend yield	0.0%
Asset price	$9.91
Exercise price	$11.50
Term	5.0
Probability of Business Combination	15.0%